Stockholders’ Equity (Details Narrative) - USD ($)			1 Months Ended	2 Months Ended		3 Months Ended		4 Months Ended	12 Months Ended
	Jan. 03, 2020	Jan. 02, 2020	Sep. 17, 2019	Mar. 01, 2020	Feb. 27, 2020	Mar. 31, 2020	Mar. 31, 2019	Apr. 22, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Common stock issued to settle deferred purchase consideration						$ 842,432	$ 196,783				$ 5,587,675
Common stock issued with debentures						$ 395,253	$ 919,824			$ 5,972,508	582,486
Common stock issued for debt
Common stock issued to settle liabilities										$ 1,009,981
Debentures [Member]
Common stock issued with debentures, shares						123,591		14,083	1,866,528
Common stock issued with debentures						$ 395,868		$ 45,066	$ 5,972,507
Promissory Notes [Member]
Common stock issued for debt, shares			284,721
Common stock issued for debt			$ 457,461
Liabilities [Member]
Common stock issued to settle liabilities			$ 553,525
Virtual Generation [Member]
Share issued for acquisition, shares	132,735	22,030		25,690	23,890
Common stock issued to settle deferred purchase consideration	$ 561,350	$ 93,077		$ 96,372	$ 91,541